Reporting Entity and Liquidity (Details) - Schedule of financial statements	12 Months Ended
Dec. 31, 2021
Backbone Hosting Solutions Inc. [Member]
Reporting Entity and Liquidity (Details) - Schedule of financial statements [Line Items]
Financial statements terms	Backbone
9159-9290 Quebec Inc. [Member]
Reporting Entity and Liquidity (Details) - Schedule of financial statements [Line Items]
Financial statements terms	Volta
Backbone Hosting Solutions SAU [Member]
Reporting Entity and Liquidity (Details) - Schedule of financial statements [Line Items]
Financial statements terms	Backbone Argentina
Ankara Suites S.A [Member]
Reporting Entity and Liquidity (Details) - Schedule of financial statements [Line Items]
Financial statements terms	Backbone Paraguay
Backbone Mining Solutions LLC [Member]
Reporting Entity and Liquidity (Details) - Schedule of financial statements [Line Items]
Financial statements terms	Backbone Mining
Bitcoin [Member]
Reporting Entity and Liquidity (Details) - Schedule of financial statements [Line Items]
Financial statements terms	BTC
Blockchain Verification and Validation Equipment (including miners) [Member]
Reporting Entity and Liquidity (Details) - Schedule of financial statements [Line Items]
Financial statements terms	BVVE
Canadian Dollars [Member]
Reporting Entity and Liquidity (Details) - Schedule of financial statements [Line Items]
Financial statements terms	CAD
Argentine Pesos [Member]
Reporting Entity and Liquidity (Details) - Schedule of financial statements [Line Items]
Financial statements terms	ARS